Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information on Operational Cash Flows Interest (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of details of cash flows from operating activities [line items]
Interest paid	$ (1,795,232,958)	$ (3,411,430,828)	$ (1,594,697,224)
Interest collected	2,255,153,220	5,002,972,267	3,974,442,698
Total	$ 459,920,262	$ 1,591,541,439	$ 2,379,745,474